General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expenses
Schedule of general and administrative expenses

	2023	2022	2021
Employee benefits expenses	(16,763)	(16,815)	(10,497)
Professional fees	(6,171)	(5,777)	(7,457)
Loss on sale of subsidiaries	—	(4,969)	—
Insurance liability expense	(1,473)	(1,522)	(513)
Impairment of Intangible assets	—	(547)	—
Other operating expenses	(5,211)	(6,489)	(4,564)
	(29,618)	(36,119)	(23,031)